Other receivables	12 Months Ended
Dec. 31, 2019
Other receivables
Other receivables

Note 18 - Other receivables

Accounting policies

Other receivables are measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.

DKK thousand	2019	2018
VAT	5,437	2,980
Other	2,498	388
Total other receivables	7,935	3,368